SUBSEQUENT EVENTS - Additional Information (Details) $ / shares in Units, $ in Thousands, ¥ in Millions		12 Months Ended
	Aug. 20, 2020 CNY (¥)	Dec. 31, 2019 USD ($) $ / shares shares	Aug. 13, 2020 $ / shares	Mar. 29, 2020 $ / shares	Dec. 31, 2018 USD ($) $ / shares	Sep. 26, 2012 USD ($)	Mar. 21, 2011 USD ($)
Subsequent Event [Line Items]
Accounts Payable, Current | $		$ 35,544			$ 39,076
Stock Repurchase Program, Authorized Amount | $						$ 40,000	$ 20,000
Stock Repurchased During Period, Shares | shares		1,306,486
Common Stock, Par or Stated Value Per Share | $ / shares		$ 0.001			$ 0.001
Maximum
Subsequent Event [Line Items]
Equity Method Investment, Ownership Percentage		50.00%
Subsequent Event [Member]
Subsequent Event [Line Items]
Common Stock, Par or Stated Value Per Share | $ / shares			$ 0.001	$ 0.001
Share Price | $ / shares			$ 0.9
Subsequent Event [Member] | Dragonpass Co., Ltd. [Member]
Subsequent Event [Line Items]
Equity Method Investment, Ownership Percentage	1.61%
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable | ¥	¥ 10.0
Business Combination, Step Acquisition, Equity Interest in Acquiree, Fair Value | ¥	20.0
Subsequent Event [Member] | Dragonpass Co., Ltd. [Member] | Maximum
Subsequent Event [Line Items]
Business Combination, Step Acquisition, Equity Interest in Acquiree, Fair Value | ¥	¥ 30.0